Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and Item 402(v) of Regulation S-K, the table below sets forth information about the relation ship
between compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and non-PEO NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company’s performance. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Summary Compensation Table Total (1)				Compensation Actually Paid (2)			Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid for Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on:		(GAAP)	Company Selected Perform- ance Measure
Year	PEO 1 (Christina Spade)	PEO 2 (Matthew Blank)	PEO 3 (Josh Sapan)	PEO 1 (Christina Spade)	PEO 2 (Matthew Blank)	PEO 3 (Josh Sapan)			Total Shareholder Return ($) 5	Peer Group Total Shareholder Return ($) (6)	Net Income (MM)	(AOI) (7)

2022	$21,357,041	$4,879,333	N/A	$18,097,463	$3,804,767	N/A	$5,937,287	$4,545,489	$39.67	$57.83	$7,594	$738,402

2021	N/A	$6,967,220	$15,254,942	N/A	$5,970,285	$20,988,019	$4,091,622	$3,948,665	$87.19	$105.65	$250,596	$816,070

2020	N/A	N/A	$11,849,849	N/A	N/A	$8,931,317	$2,583,055	$1,087,547	$90.56	$122.78	$239,979	$766,611

(1)
The dollar amounts reported for the PEOs, Ms. Spade and Messrs. Blank and Sapan, under “Summary Compensation Table Total” are the amounts of total compensation reported for Ms. Spade and Messrs. Blank and Sapan for each corresponding year in the “Total” column of the Summary Compensation Table as reflected on page 57. James L. Dolan served as our Interim Executive Chairman from December 5, 2022 through February 27, 2023 and is not included as an NEO in the pay versus performance table because he did not receive any incremental compensation as Interim Executive Chairman and instead continued to be paid the same compensation that he was entitled to receive as a non-employee director of the Company. As reported in the “2022 Director Compensation Table” section, in 2022, Mr. Dolan earned $84,000 paid in cash, and $102,453 in fully vested RSUs, in each case, for his service as a director. As Mr. Dolan’s RSUs were fully vested on the date of grant, his CAP is equal to the total amount reported in the “2022 Director Compensation Table”.

(2)
The dollar amounts reported for Ms. Spade and Messrs. Blank and Sapan under “Compensation Actually Paid” represent the amount of CAP to Ms. Spade and Messrs. Blank and Sapan, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Spade and Messrs. Blank and Sapan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Ms. Spade and Messrs. Blank and Sapan’s total compensation for each year to determine the compensation actually paid:

	Christina Spade	Matthew C. Blank		Joshua Sapan

	2022	2022	2021	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	$21,357,041	$4,879,333	$6,967,220	$15,254,942	$11,849,849

Fair value of equity awards granted during fiscal year	$7,412,144	$ —	$4,514,809	$ 7,832,256	$ 5,551,125

Fair value of equity compensation granted in current year — value at end of year-end	$ 4,695,538	$ —	$3,517,874	$ 3,430,534	$ 7,286,742

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(103,654)	$(1,074,565)	$ —	$10,531,274	$(3,197,081)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(439,318)	$ —	$ —	$(396,475)	$(1,457,069)

Compensation Actually Paid to PEO	$18,097,463	$3,804,767	$5,970,285	$20,988,019	$8,931,317

(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO
NEOs represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding any individual serving as our PEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Patrick O’Connell, James Gallagher, Joshua Sapan and Kim Kelleher; (ii) for 2021, Christina Spade, James Gallagher, Michael Sherin, Donna Coleman and Ed Carroll; and (iii) for 2020, Charles Dolan, Ed Carroll, James Gallagher, Donna Coleman, Chris Wymbs and Sean Sullivan.

(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding any individual serving as our PEO for such year), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages

	2022	2021	2020

Total Compensation as reported in Summary Compensation Table (SCT)	$5,937,287	$4,091,622	$2,583,055

Fair value of equity awards granted during fiscal year	$581,400	$1,461,208	$801,291

Fair value of equity compensation granted in current year — value at end of year-end	$288,261	$702,004	$726,519

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(65,843)	$687,640	$(256,673)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(1,032,816)	$(71,393)	$(145,602)

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$ —	$ —	$(1,018,461)

Compensation Actually Paid to Non-PEO NEOs	$4,545,489	$3,948,665	$1,087,547

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the peer group disclosed on the Company’s Form
10-K
for the fiscal year ending in 2022. The common stocks of the following companies have been included in the peer group: Warner Bros. Discovery, Inc., the Walt Disney Company, Fox Corporation (included from March 19, 2019, when trading began), Lions Gate Entertainment Corporation, Nexstar Media Group, Inc., Roku, Inc., and Paramount Global.

(7)
The Company defines AOI, which is a non-GAAP financial measure, as operating income (loss) before depreciation and amortization, cloud computing amortization, share-based compensation expense or benefit, impairment charges (including gains or losses on sales or dispositions of business), restructuring and other related charges and including the Company’s proportionate share of adjusted operating income (loss) from majority-owned equity method investees. Because it is based on operating income (loss), AOI also excludes interest expense (including cash interest expense) and other non-operating income and expense items.

Company Selected Measure Name	AOI
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported under Average Summary Compensation Total for non-PEO
	NEOs represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding any individual serving as our PEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Patrick O’Connell, James Gallagher, Joshua Sapan and Kim Kelleher; (ii) for 2021, Christina Spade, James Gallagher, Michael Sherin, Donna Coleman and Ed Carroll; and (iii) for 2020, Charles Dolan, Ed Carroll, James Gallagher, Donna Coleman, Chris Wymbs and Sean Sullivan.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the peer group disclosed on the Company’s Form
10-K
	for the fiscal year ending in 2022. The common stocks of the following companies have been included in the peer group: Warner Bros. Discovery, Inc., the Walt Disney Company, Fox Corporation (included from March 19, 2019, when trading began), Lions Gate Entertainment Corporation, Nexstar Media Group, Inc., Roku, Inc., and Paramount Global.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported for Ms. Spade and Messrs. Blank and Sapan under “Compensation Actually Paid” represent the amount of CAP to Ms. Spade and Messrs. Blank and Sapan, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Spade and Messrs. Blank and Sapan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Ms. Spade and Messrs. Blank and Sapan’s total compensation for each year to determine the compensation actually paid:

	Christina Spade	Matthew C. Blank		Joshua Sapan

	2022	2022	2021	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	$21,357,041	$4,879,333	$6,967,220	$15,254,942	$11,849,849

Fair value of equity awards granted during fiscal year	$7,412,144	$ —	$4,514,809	$ 7,832,256	$ 5,551,125

Fair value of equity compensation granted in current year — value at end of year-end	$ 4,695,538	$ —	$3,517,874	$ 3,430,534	$ 7,286,742

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(103,654)	$(1,074,565)	$ —	$10,531,274	$(3,197,081)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(439,318)	$ —	$ —	$(396,475)	$(1,457,069)

Compensation Actually Paid to PEO	$18,097,463	$3,804,767	$5,970,285	$20,988,019	$8,931,317

Non-PEO NEO Average Total Compensation Amount	$ 5,937,287	$ 4,091,622	$ 2,583,055
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,545,489	3,948,665	1,087,547
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding any individual serving as our PEO for such year), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages

	2022	2021	2020

Total Compensation as reported in Summary Compensation Table (SCT)	$5,937,287	$4,091,622	$2,583,055

Fair value of equity awards granted during fiscal year	$581,400	$1,461,208	$801,291

Fair value of equity compensation granted in current year — value at end of year-end	$288,261	$702,004	$726,519

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(65,843)	$687,640	$(256,673)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(1,032,816)	$(71,393)	$(145,602)

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$ —	$ —	$(1,018,461)

Compensation Actually Paid to Non-PEO NEOs	$4,545,489	$3,948,665	$1,087,547

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the “Compensation Discussion & Analysis” section beginning on page 28, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s named executive officers for the most recently completed fiscal year to the company’s performance are:

•	Adjusted Operating Income (AOI );

•	Net Revenue; and

•	Free Cash Flow (FCF).

Total Shareholder Return Amount	$ 39.67	87.19	90.56
Peer Group Total Shareholder Return Amount	57.83	105.65	122.78
Net Income (Loss)	$ 7,594,000,000	$ 250,596,000,000	$ 239,979,000,000
Company Selected Measure Amount	738,402	816,070	766,611
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income (AOI)
Non-GAAP Measure Description [Text Block]	The Company defines AOI, which is a non-GAAP financial measure, as operating income (loss) before depreciation and amortization, cloud computing amortization, share-based compensation expense or benefit, impairment charges (including gains or losses on sales or dispositions of business), restructuring and other related charges and including the Company’s proportionate share of adjusted operating income (loss) from majority-owned equity method investees. Because it is based on operating income (loss), AOI also excludes interest expense (including cash interest expense) and other non-operating income and expense items.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow (FCF)
Christina Spade [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 21,357,041
PEO Actually Paid Compensation Amount	$ 18,097,463
PEO Name	Ms. Spade
Matthew Blank [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,879,333	$ 6,967,220
PEO Actually Paid Compensation Amount	$ 3,804,767	5,970,285
PEO Name	Messrs. Blank
Josh Sapan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		15,254,942	$ 11,849,849
PEO Actually Paid Compensation Amount		20,988,019	8,931,317
PEO Name	Sapan
PEO [Member] | Christina Spade [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,412,144
PEO [Member] | Christina Spade [Member] | Fair value of equity compensation granted in current year value at end of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,695,538
PEO [Member] | Christina Spade [Member] | fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(103,654)
PEO [Member] | Christina Spade [Member] | fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(439,318)
PEO [Member] | Matthew Blank [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,514,809
PEO [Member] | Matthew Blank [Member] | Fair value of equity compensation granted in current year value at end of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,517,874
PEO [Member] | Matthew Blank [Member] | fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,074,565)
PEO [Member] | Josh Sapan [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,832,256	5,551,125
PEO [Member] | Josh Sapan [Member] | Fair value of equity compensation granted in current year value at end of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,430,534	7,286,742
PEO [Member] | Josh Sapan [Member] | fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,531,274	(3,197,081)
PEO [Member] | Josh Sapan [Member] | fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(396,475)	(1,457,069)
Non-PEO NEO [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	581,400	1,461,208	801,291
Non-PEO NEO [Member] | Fair value of equity compensation granted in current year value at end of yearend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	288,261	702,004	726,519
Non-PEO NEO [Member] | fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(65,843)	687,640	(256,673)
Non-PEO NEO [Member] | fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,032,816)	$ (71,393)	(145,602)
Non-PEO NEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,018,461)